Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Beginning balance	$ 14,499,894	$ 1,330,909
Purchases, issuances and settlements	5,339,700	3,855,824
Derivative ceases to exist due to conversion and expiration	(5,508,200)	(82,274)
included in net loss	(13,573,776)	9,395,435
Transfers in and/or out of Level 3
Ending balance	757,618	14,499,894
Derivative Liability [Member]
Beginning balance	14,499,894	1,330,909
Purchases, issuances and settlements	5,339,700	3,855,824
Derivative ceases to exist due to conversion and expiration	(5,508,200)	(82,274)
included in net loss	(13,573,776)	9,395,435
Transfers in and/or out of Level 3
Ending balance	$ 757,618	$ 14,499,894